Insurance contracts - Summary of Main Insurance lines (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	7.80%	5.00%
Sales ratio	38.00%	42.10%
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	23.50%	19.50%
Sales ratio	12.50%	12.40%
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	36.40%	63.30%
Sales ratio	21.20%	21.10%
Internal Credit [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	139.60%	221.70%
Sales ratio	0.90%	3.90%
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	84.50%	85.70%
Sales ratio	1.20%	1.40%
Serious or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	21.10%	22.10%
Sales ratio	10.70%	10.70%
Extended Warranty Assets [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	16.00%	17.10%
Sales ratio	62.10%	63.80%
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	16.90%	18.70%
Sales ratio	18.70%	19.00%
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	27.20%	7.80%
Sales ratio	57.80%	62.10%
Home Insurance in Market Policies Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	13.00%	14.70%
Sales ratio	20.70%	(0.30%)
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Loss ratio	24.20%	46.80%
Sales ratio	8.30%	13.60%